Share Capital - Summary of Share-based Compensation Expense related to Acquisition and Asset Purchase Milestones (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($)	Sep. 07, 2017 shares	Dec. 12, 2016 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones | $	$ 19,475	$ 690
common shares issued			111,366	490,641
Apollo/Bodystream
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Released during fiscal 2018	243,493
Remaining shares to be issued on completion of milestones*	1,941,804
Share-based compensation expense related to acquisition milestones | $	$ 5,095	$ 690
Spectrum Cannabis GmbH
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	23,570
Share-based compensation expense related to acquisition milestones | $	$ 349
Spot
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	30,658
Share-based compensation expense related to acquisition milestones | $	$ 330
Spectrum Denmark
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	1,906,214
Share-based compensation expense related to acquisition milestones | $	$ 7,206
BC Tweed
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Released during fiscal 2018	155,158
Remaining shares to be issued on completion of milestones*	240,061
Share-based compensation expense related to acquisition milestones | $	$ 5,001
Vert Mirabel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	84,903
Share-based compensation expense related to acquisition milestones | $	$ 1,131
Green Hemp
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	24,567
Share-based compensation expense related to acquisition milestones | $	$ 167
Intellectual property acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Remaining shares to be issued on completion of milestones*	33,804
Share-based compensation expense related to acquisition milestones | $	$ 196
Apollo C R O Inc
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
common shares issued	1,111,702
Body Stream
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
common shares issued	1,073,595